Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended				15 Months Ended	24 Months Ended	30 Months Ended	56 Months Ended	60 Months Ended		85 Months Ended		116 Months Ended	120 Months Ended
	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 10, 2024		Dec. 31, 2023		Sep. 30, 2023	Sep. 21, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 31, 2022		Sep. 30, 2022	Jul. 13, 2022	Dec. 31, 2021		Dec. 31, 2020		Apr. 30, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Nov. 30, 2017		Dec. 31, 2016		Dec. 31, 2015		Apr. 30, 2015	Dec. 31, 2014
C000195803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Small Companies Fund (Institutional Class/MICHX)
Account Value	$ 12,322.54		$ 12,322.54		$ 12,322.54	$ 12,322.54	$ 12,322.54	$ 12,322.54	$ 12,322.54		$ 12,322.54		$ 12,322.54	$ 12,322.54							$ 11,967.43							$ 14,483.82				$ 21,015.46		$ 21,744.13			$ 11,889.51		$ 8,763.03				$ 10,000
Average Annual Return, Percent			2.97%						0.72%		2.99%
C000101279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Small Companies Fund (Investor Class/MCSMX)
Account Value	17,887		$ 17,887		17,887	17,887	17,887	17,887	$ 17,887		$ 17,887		17,887	$ 17,887							17,395.86							21,089.05				30,676.88		31,817.65			17,432.91		12,873.91		$ 15,638.11				$ 10,162.54		$ 10,406.63			$ 10,000
Average Annual Return, Percent			2.82%						0.52%					5.99%
C000236790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Equity Active ETF - NAV Return
Account Value	12,582.17		$ 12,582.17		12,582.17	12,582.17	$ 12,582.17	12,582.17	$ 12,582.17		12,582.17		12,582.17	$ 12,582.17		$ 13,419.18	$ 12,317.33	$ 11,798.58			11,356.24		$ 10,587		$ 11,105.7	$ 10,868.47		10,562.88		$ 9,564	$ 10,000
Average Annual Return, Percent			10.79%				9.75%
C000236791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Innovators Active ETF - NAV Return
Account Value	11,193.79		$ 11,193.79		11,193.79	11,193.79	$ 11,193.79	11,193.79	11,193.79		11,193.79		11,193.79	11,193.79		11,619.56	10,948.89	10,169.13			9,518.66		8,980		9,420	9,880		9,696		8,952	10,000
Average Annual Return, Percent			17.60%				4.67%
C000241856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Korea Active ETF - NAV Return
Account Value	12,794		$ 12,794		12,794	12,794	$ 12,794	12,794	$ 12,794		12,794		12,794	$ 12,794							15,250							13,213				17,710		17,738			12,602		12,116		15,564				10,800		11,527			10,000
Average Annual Return, Percent			(16.10%)						0.30%					2.49%
C000245020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Pacific Tiger Active ETF - NAV Return
Account Value	10,629.18		$ 10,629.18		$ 10,629.18	10,629.18	10,629.18	10,629.18	$ 10,629.18		10,629.18		10,629.18	$ 10,629.18		11,433.93	10,817.18	10,020.21			10,144.36			$ 10,000
Average Annual Return, Percent			4.78%		4.90%
C000245023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Dividend Active ETF - NAV Return
Account Value	11,354.93		$ 11,354.93		$ 11,354.93	11,354.93	11,354.93	11,354.93	11,354.93		11,354.93		11,354.93	11,354.93		12,357.07	11,040.76	10,791.4			10,583.37			9,999.99
Average Annual Return, Percent			7.30%		10.46%
C000093228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews India Fund (Institutional Class/MIDNX)
Account Value	20,621.25		$ 20,621.25		$ 20,621.25	20,621.25	20,621.25	20,621.25	$ 20,621.25		20,621.25		20,621.25	$ 20,621.25							18,681.03							15,148.86				16,799.74		14,203.49			12,176.06		12,269.02		13,619.79				10,011.41		10,112.35			10,000
Average Annual Return, Percent			10.43%						11.11%					7.51%
C000002794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews India Fund (Investor Class/MINDX)
Account Value	20,286.72		$ 20,286.72		20,286.72	20,286.72	20,286.72	20,286.72	$ 20,286.72		20,286.72		20,286.72	$ 20,286.72							18,394.82							14,943.29				16,588.21		14,045.09			12,060.41		12,167.29		13,533.06				9,966.26		10,090.13			10,000
Average Annual Return, Percent			10.29%						10.96%					7.33%
C000093231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Dividend Fund (Institutional Class/MICDX)
Account Value	15,711.34		$ 15,711.34		15,711.34	15,711.34	15,711.34	15,711.34	$ 15,711.34		15,711.34		15,711.34	$ 15,711.34							13,654.26							17,191.69				20,609.78		20,688.52			16,633.95		14,443.77		16,018.13				11,617.7		10,970.81			10,000
Average Annual Return, Percent			15.07%						(1.13%)					4.62%
C000081250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Dividend Fund (Investor Class/MCDFX)
Account Value	15,488.4		$ 15,488.4		15,488.4	15,488.4	15,488.4	15,488.4	$ 15,488.4		15,488.4		15,488.4	$ 15,488.4							13,474.95							16,985.92				20,402.28		20,503.04			16,505.47		14,352.88		15,943.92				11,579.27		10,954.4			10,000
Average Annual Return, Percent			14.94%						(1.26%)					4.47%
C000093224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Fund (Institutional Class/MICFX)
Account Value	15,003.14		$ 15,003.14		15,003.14	15,003.14	15,003.14	15,003.14	$ 15,003.14		15,003.14		15,003.14	$ 15,003.14							12,720.03							15,724.8				20,776.24		23,627.46			16,496.61		12,229.28		15,543.45				9,732.17		10,250.31			10,000
Average Annual Return, Percent			17.95%						(1.88%)					4.14%
C000002790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Fund (Investor Class/MCHFX)
Account Value	14,784.4		$ 14,784.4		14,784.4	14,784.4	14,784.4	14,784.4	$ 14,784.4		14,784.4		14,784.4	$ 14,784.4							12,543.66							15,528.06				20,539.77		23,410			16,365.31		12,161.93		15,477.04				9,711.39		10,241.34			10,000
Average Annual Return, Percent			17.87%						(2.01%)					3.99%
C000093227 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Growth Fund (Institutional Class/MIAPX)
Account Value	14,167.22		$ 14,167.22		14,167.22	14,167.22	14,167.22	14,167.22	$ 14,167.22		14,167.22		14,167.22	$ 14,167.22							13,088.02							12,622.09				18,836.88		22,044.59			14,995.29		11,868.58		14,145.73				10,130.09		10,023.60			10,000.01
Average Annual Return, Percent			8.25%						(1.13%)					3.54%
C000002793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Growth Fund (Investor Class/MPACX)
Account Value	13,932.54		$ 13,932.54		13,932.54	13,932.54	13,932.54	13,932.54	$ 13,932.54		13,932.54		13,932.54	$ 13,932.54							12,883.96							12,444.23				18,608.33		21,802.67			14,855.8		11,773.9		14,059.23				10,086.68		9,995.27			10,000.01
Average Annual Return, Percent			8.14%						(1.28%)					3.37%
C000093221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Pacific Tiger Fund (Institutional Class/MIPTX)
Account Value	13,230.13		$ 13,230.13		13,230.13	13,230.13	13,230.13	13,230.13	$ 13,230.13		13,230.13		13,230.13	$ 13,230.13							12,776.08							13,412.97				16,896.58		17,654.55			13,687.72		12,342.1		13,858.84				9,887.1		9,884.68			10,000
Average Annual Return, Percent			3.56%						(0.68%)					2.84%
C000002785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Pacific Tiger Fund (Investor Class/MAPTX)
Account Value	13,034.26		$ 13,034.26		13,034.26	13,034.26	13,034.26	13,034.26	$ 13,034.26		13,034.26		13,034.26	$ 13,034.26							12,604.53							13,249.19				16,714.52		17,486.25			13,573.1		12,259.39		13,791.35				9,853.67		9,869.62			10,000
Average Annual Return, Percent			3.41%						(0.81%)					2.69%
C000093225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Japan Fund (Institutional Class/MIJFX)
Account Value	20,649.55		$ 20,649.55		20,649.55	20,649.55	20,649.55	20,649.55	$ 20,649.55		20,649.55		20,649.55	$ 20,649.55							17,728.29							15,013.23				20,806.14		21,193.09			16,320.61		12,942.97		16,195.97				12,156.5		12,094.2			10,000
Average Annual Return, Percent			16.48%						4.82%					7.52%
C000002791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Japan Fund (Investor Class/MJFOX)
Account Value	20,502.55		$ 20,502.55		20,502.55	20,502.55	20,502.55	20,502.55	$ 20,502.55		20,502.55		20,502.55	$ 20,502.55							17,617.13							14,931.47				20,694.4		21,100.07			16,253.21		12,890.88		16,150.53				12,130.95		12,082.81			10,000.01
Average Annual Return, Percent			16.38%						4.75%					7.44%
C000245019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Sustainable Future Active ETF - NAV Return
Account Value	10,016.18		$ 10,016.18		$ 10,016.18	10,016.18	10,016.18	10,016.18	$ 10,016.18		10,016.18		10,016.18	$ 10,016.18		11,366.53	10,362.31	10,322.3			10,298.29			10,000
Average Annual Return, Percent			(2.74%)		0.13%
C000245022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Japan Active ETF - NAV Return
Account Value	12,580.94		$ 12,580.94		$ 12,580.94	12,580.94	12,580.94	12,580.94	12,580.94		12,580.94		12,580.94	12,580.94		12,955.4	11,905.94	12,191.43			10,579.04			10,000
Average Annual Return, Percent			18.92%		19.70%
C000093222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asian Growth and Income Fund (Institutional Class/MICSX)
Account Value	13,420.14		$ 13,420.14		$ 13,420.14	13,420.14	13,420.14	13,420.14	$ 13,420.14		13,420.14		13,420.14	$ 13,420.14							12,190.54							11,790.38				14,432.95		14,406.58			12,400.58		10,556.8		11,840.06				9,705.18		9,567.32			10,000.01
Average Annual Return, Percent			10.09%						1.59%					2.99%
C000002786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asian Growth and Income Fund (Investor Class/MACSX)
Account Value	13,245.62		$ 13,245.62		13,245.62	13,245.62	13,245.62	13,245.62	$ 13,245.62		13,245.62		13,245.62	$ 13,245.62							12,042.79							11,655.03				14,288.82		14,282.82			12,313		10,500.38		11,792.87				9,678.09		9,549.94			10,000
Average Annual Return, Percent			9.99%						1.47%					2.85%
C000093226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Innovators Fund (Institutional Class/MITEX)
Account Value	21,708.6		$ 21,708.6		21,708.6	21,708.6	21,708.6	21,708.6	$ 21,708.6		21,708.6		21,708.6	$ 21,708.6							18,621.52							18,928.75				25,146.41		28,892.06			15,449.59		11,910.93		14,597.28				9,529.39		10,462.52			10,000.01
Average Annual Return, Percent			16.58%						7.04%					8.06%
C000002792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Innovators Fund (Investor Class/MATFX)
Account Value	21,379.52		$ 21,379.52		21,379.52	21,379.52	21,379.52	21,379.52	$ 21,379.52		21,379.52		21,379.52	$ 21,379.52							18,355.99							18,686.12				24,848.48		28,595.49			15,314.57		11,450.35		14,520.14				9,497.47		10,447.85			10,000
Average Annual Return, Percent			16.47%						6.90%					7.89%
C000240350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets ex China Active ETF - NAV Return
Account Value	11,930.59		$ 11,930.59		11,930.59	$ 11,930.59	11,930.59	11,930.59	$ 11,930.59		11,930.59		11,930.59	$ 11,930.59		12,401.76	12,239.91	11,697.71			11,167.65		10,164		10,604	9,968	$ 10,000
Average Annual Return, Percent			6.83%			9.36%
C000245021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews India Active ETF - NAV Return
Account Value	12,054.05		$ 12,054.05		$ 12,054.05	$ 12,054.05	12,054.05	12,054.05	12,054.05		12,054.05		12,054.05	12,054.05		12,972	12,224	11,160			10,800			10,000
Average Annual Return, Percent			11.61%		15.76%
C000219130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Equity Fund (Institutional/MIEFX)
Account Value	15,413.48		$ 15,413.48		$ 15,413.48	15,413.48	15,413.48	$ 15,413.48	15,413.48		15,413.48		15,413.48	15,413.48							13,838.52							12,738.92				16,085.98		16,155.02		$ 10,000
Average Annual Return, Percent			11.38%					9.70%
C000219129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Equity Fund (Investor/MEGMX)
Account Value	15,266.71		$ 15,266.71		15,266.71	15,266.71	15,266.71	$ 15,266.71	15,266.71		15,266.71		15,266.71	15,266.71							13,738.14							12,670.47				16,026.69		16,123.2		10,000
Average Annual Return, Percent			11.13%					9.48%
C000247849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Discovery Active ETF - NAV Return
Account Value	$ 9,567.09		$ 9,567.09		9,567.09	9,567.09	9,567.09	$ 9,567.09	9,567.09		9,567.09		9,567.09	9,567.09		10,672	10,176	10,048	$ 10,000
Average Annual Return, Percent	(4.33%)
C000247850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Discovery Active ETF - NAV Return
Account Value	$ 10,905.76		$ 10,905.76		10,905.76	10,905.76	10,905.76	10,905.76	10,905.76		10,905.76		10,905.76	10,905.76		11,596	10,188	10,172	10,000
Average Annual Return, Percent	9.10%
C000093230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)
Account Value	$ 18,819.95		$ 18,819.95		18,819.95	18,819.95	18,819.95	18,819.95	$ 18,819.95		18,819.95		18,819.95	$ 18,819.95							19,987.55							16,639.46				19,965.94		16,313.57			11,336.37		9,635.35		11,730.95				8,965.19		9,077.55			10,000
Average Annual Return, Percent			(5.84%)						10.67%					6.53%
C000068052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)
Account Value	18,435.89		$ 18,435.89		18,435.89	18,435.89	18,435.89	18,435.89	$ 18,435.89		18,435.89		18,435.89	$ 18,435.89							19,618.17							16,364.67				19,677.97		16,110.83			11,212.81		9,552.79		11,656.89				8,926.13		9,056.92			10,000
Average Annual Return, Percent			(6.07%)						10.45%					6.30%
C000093229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Dividend Fund (Institutional Class/MIPIX)
Account Value	14,221.42		$ 14,221.42		14,221.42	14,221.42	14,221.42	14,221.42	$ 14,221.42		14,221.42		14,221.42	$ 14,221.42							13,410.52							12,799.58				18,168.01		18,666			14,217.31		12,767.66		14,613.68				10,843.27		10,393.19			10,000
Average Annual Return, Percent			6.05%						0.01%					3.58%
C000038018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Asia Dividend Fund (Investor Class/MAPIX)
Account Value	14,078.07		$ 14,078.07		14,078.07	14,078.07	14,078.07	14,078.07	$ 14,078.07		14,078.07		14,078.07	$ 14,078.07							13,291.18							12,696.09				18,026.16		18,551.87			14,134.77		12,714.09		14,567.45				10,815.38		10,386.26			10,000
Average Annual Return, Percent			5.92%						(0.08%)					3.48%
C000236792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews China Active ETF - NAV Return
Account Value	9,161.57		$ 9,161.57		9,161.57	9,161.57	$ 9,161.57	9,161.57	$ 9,161.57		9,161.57		9,161.57	$ 9,161.57		10,085.96	7,796.29	7,572.61			7,755.62		8,184		8,296	9,624		9,616		8,160	10,000
Average Annual Return, Percent			18.13%				(3.49%)
C000154926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)
Account Value	18,197.31		$ 18,197.31		18,197.31	18,197.31	$ 18,197.31	18,197.31	$ 18,197.31		18,197.31		$ 18,197.31	18,197.31							18,631.03							17,243.71				20,124.99		17,971.71			12,556.55		11,137.47		12,309.51				9,178.64		9,286.26		$ 10,000
Average Annual Return, Percent			(2.33%)						7.70%				6.39%
C000154925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)
Account Value	17,862.68		$ 17,862.68		17,862.68	17,862.68	17,862.68	17,862.68	$ 17,862.68		17,862.68		$ 17,862.68	17,862.68							18,312.7							16,983.04				19,836.26		17,748.24			12,422.49		11,037.81		12,228.04				9,139.72		9,269.79		10,000
Average Annual Return, Percent			(2.46%)						7.53%				6.18%
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China Index
Account Value	$ 12,252.45		$ 12,252.45		12,252.45	12,252.45	$ 12,252.45	12,252.45	$ 12,252.45		$ 12,252.45		$ 12,252.45	$ 12,252.45		10,653.07	8,616.18	8,040.15	10,000	[1]	10,238.14		8,581.41		8,741.54	9,674.89		11,508.11		8,138.78	10,000	14,715.88		18,779.65			14,482.89		11,711.9		14,414.54		10,000	[2]	9,339.81		9,237.64			10,000
Average Annual Return, Percent	26.49%	[1]	19.68%	[2]			(0.66%)		(3.29%)	[2]	(2.01%)	[2]		2.05%	[3]
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value	$ 13,299.13		$ 13,299.13		$ 13,299.13	13,299.13	$ 13,299.13	$ 13,299.13	$ 13,299.13		$ 13,299.13		$ 13,299.13	$ 13,299.13		12,918.15	11,864.9	11,287.41	10,000	[4]	12,308.25		10,208.96	10,000	10,502.26	10,394.35		11,162.42		9,101.68	10,000	13,907.08		14,223.33		$ 10,000	12,150.43		10,220.50		11,916.98				8,651.05		7,751.56		$ 10,000	10,000	[5]
Average Annual Return, Percent	11.81%	[4]	8.05%	[6]	12.54%		7.32%	6.29%	2.10%	[6]			3.14%	4.04%	[5]
MSCI AC Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC Asia ex Japan Index
Account Value	$ 16,100.88		$ 16,100.88		$ 16,100.88	16,100.88	$ 16,100.88	$ 16,100.88	$ 16,100.88		16,100.88		$ 16,100.88	$ 16,100.88		12,736.18	11,520.56	10,737.2			14,311.03		9,843.42		10,170.95	10,288.68		13,457.8		8,845.56	10,000	16,687.61		17,466.97			13,933.28		11,756.52		13,689.12				9,634.84		9,109.95			10,000
Average Annual Return, Percent			12.51%				6.91%		2.93%					4.88%
MSCI Korea 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Korea 25/50 Index
Account Value	12,292.46		$ 12,292.46		12,292.46	12,292.46	$ 12,292.46	12,292.46	$ 12,292.46		12,292.46		12,292.46	$ 12,292.46							15,982.83							12,932.19				18,199.25		19,764.28			13,610.96		12,034.1		15,130.53				10,237.07		9,370.41			10,000
Average Annual Return, Percent			(19.55%)						(1.14%)					2.06%
Korea Composite Stock Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Korea Composite Stock Price Index
Account Value	11,241		$ 11,241		11,241	11,241	11,241	11,241	$ 11,241		11,241		11,241	$ 11,241							14,038							11,882				16,399		16,993			11,959		11,283		13,887				9,949		9,693			10,000
Average Annual Return, Percent			(19.93%)						(1.23%)					1.18%
MSCI All Country Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country Asia ex Japan Index
Account Value	11,969.85		$ 11,969.85		$ 11,969.85	11,969.85	11,969.85	11,969.85	$ 11,969.85		11,969.85		11,969.85	$ 11,969.85		12,928.39	11,694.46	10,899.24			10,639.22			10,000
Average Annual Return, Percent			12.51%		15.12%
MSCI All Country Asia Pacific Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country Asia Pacific Index
Account Value	11,760.39		$ 11,760.39		$ 11,760.39	11,760.39	11,760.39	11,760.39	11,760.39		11,760.39		11,760.39	11,760.39		12,596.51	11,539.72	11,239.03			10,690.69			10,000
Average Annual Return, Percent			10.01%		13.54%
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI India Index
Account Value	23,705.3	[7]	$ 23,705.3	[7]	$ 23,705.3 [7]	23,705.3 [7]	23,705.3 [7]	23,705.3 [7]	$ 23,705.3	[7]	23,705.3	[7]	23,705.3 [7]	$ 23,705.3	[7]	14,035.83	13,067.64	11,841.33			21,087.81	[7]		10,000				17,386.35	[7]			18,793.62	[7]	14,837.91	[7]		12,802.84	[7]	11,901.24	[7]	12,839.23	[7]			9,253.06	[7]	9,387.61	[7]		10,000	[7]
Average Annual Return, Percent			12.41%	[7]	19.42%				13.11%	[7]				9.01%	[7]
S And P Bombay Stock Exchange 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Bombay Stock Exchange 100 Index
Account Value	25,262.38		$ 25,262.38		$ 25,262.38	25,262.38	25,262.38	25,262.38	$ 25,262.38		25,262.38		25,262.38	$ 25,262.38		13,589.65	12,643.02	11,539.4			22,924.99			10,000				18,721.26				19,600.86		15,796.51			13,866.95		12,777.41		13,589.16				9,577.65		9,359.59			10,000
Average Annual Return, Percent			10.20%		17.00%				12.75%					9.71%
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China All Shares Index
Account Value	11,492.15		$ 11,492.15		$ 11,492.15	11,492.15	$ 11,492.15	11,492.15	$ 11,492.15		11,492.15		11,492.15	$ 11,492.15		10,062.32	8,216.82	7,942.44			9,850.09		8,344.14		8,576.53	9,507.45		11,111.32		$ 8,297.34	$ 10,000	14,518.11		16,650.02			12,461.48		9,745.76		12,679.29				8,965.13		9,711.95			10,000
Average Annual Return, Percent			16.68%				(2.63%)		(1.61%)					1.40%
MSCI AC Asia Pacific Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC Asia Pacific Index
Account Value	17,201.01		$ 17,201.01		17,201.01	17,201.01	$ 17,201.01	17,201.01	$ 17,201.01		17,201.01		17,201.01	$ 17,201.01							15,636.44							13,984.82				16,832.18		17,035.01			14,188.05		11,848.92		13,658.75				10,344.5		9,831.92			10,000
Average Annual Return, Percent			10.01%						3.93%					5.57%
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index
Account Value	18,986.93		$ 18,986.93		$ 18,986.93	18,986.93	18,986.93	18,986.93	$ 18,986.93		18,986.93		18,986.93	$ 18,986.93		11,835.59	11,178.82	11,673.51			17,470.89			$ 10,000				14,465.93				17,284.29		16,939.09			14,741.34		12,276.92		14,043.14				11,289.58		10,989.89			10,000
Average Annual Return, Percent			8.68%		10.90%				5.19%					6.62%
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets ex China Index
Account Value	12,058.53		$ 12,058.53		$ 12,058.53	$ 12,058.53	12,058.53	12,058.53	$ 12,058.53		12,058.53		12,058.53	$ 12,058.53		13,091.66	12,574.42	12,047.56			11,572.62		$ 10,230.29		$ 10,567.44	$ 9,947.65	$ 10,000
Average Annual Return, Percent			4.20%			9.95%
MSCI China All Shares S000076757 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent			16.67%
MSCI China Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China Small Cap Index
Account Value	$ 6,379.94		$ 6,379.94		6,379.94	$ 6,379.94	6,379.94	6,379.94	$ 6,379.94		$ 6,379.94		6,379.94	$ 6,379.94		11,885.13	10,010.3	9,815.84	10,000		5,972.73							7,944.96				10,560.39		11,265.22			8,855.8		8,305.35		12,127.9		$ 10,000		9,731.6		10,347.66			10,000
Average Annual Return, Percent	13.46%		6.82%						(6.35%)		(6.15%)			2.84%
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Small Cap Index
Account Value	$ 18,141.99		$ 18,141.99		$ 18,141.99	$ 18,141.99	$ 18,141.99	$ 18,141.99	$ 18,141.99		$ 18,141.99		$ 18,141.99	$ 18,141.99		$ 11,485.95	$ 10,872.95	$ 10,250.72	$ 10,000		$ 17,240.63							$ 13,849.46				$ 16,795.13		$ 14,078.93			$ 11,760.22		$ 10,506.96		$ 12,860.66				$ 9,581.97		$ 9,342.81			$ 10,000
Average Annual Return, Percent	6.68%		5.23%						9.06%					6.14%

[1]	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
[2]	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
[3]	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
[4]	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
[5]	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
[6]	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
[7]	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.